Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / T $ / lb	Dec. 31, 2021 MXN ($) $ / lb $ / T
1-6 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 3,405	$ 1,985
Average exchange rate	20.71	20.88
1-6 months | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,857	$ 984
Average exchange rate	5.34	5.61
1-6 months | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 407	$ 497
Average exchange rate	4,502	3,858
1-6 months | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 345	$ 407
Average exchange rate	3,926	3,543
1-6 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 437	$ 280
Average exchange rate	231.40	122.56
1-6 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 299	$ 165
Average exchange rate	42.51	45.51
1-6 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 332	$ 211
Average exchange rate	686.50	646.33
1-6 months | Average exchange rate ARS/MXN | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 293
Average exchange rate	10.57
1-6 months | Average interest rate | Interest Rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0
1-6 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 294	$ 67
1-6 months | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2,483	1,722
1-6 months | Sugar (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,058	$ 1,366
1-6 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	17.62	15.22
1-6 months | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 337
1-6 months | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		934.00
6-12 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 2,474	$ 1,057
Average exchange rate	20.86	21.40
6-12 months | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,743	$ 0
Average exchange rate	19.08	0
6-12 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 746	$ 593
Average exchange rate	5.55	5.97
6-12 months | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 9,294	$ 0
Average exchange rate	4.00	0
6-12 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 207	$ 191
Average exchange rate	4,977	3,952
6-12 months | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 139	$ 48
Average exchange rate	42.74	46.30
6-12 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 182	$ 120
Average exchange rate	664.50	650.71
6-12 months | Average exchange rate ARS/MXN | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average exchange rate	0
6-12 months | Average interest rate | Interest Rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0
6-12 months | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 368	$ 35
6-12 months | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2,480	1,777
6-12 months | Sugar (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 631	$ 653
6-12 months | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	17.08	14.76
6-12 months | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 134
6-12 months | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		866.00
More than 12 | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 10,455	$ 12,968
Average exchange rate	19.84	19.81
More than 12 | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 6,777	$ 15,026
Average exchange rate	5.28	4.47
More than 12 | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,131	$ 1,202
Average exchange rate	3,550	3,550
More than 12 | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate ARS/MXN | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average exchange rate	0
More than 12 | Average interest rate | Interest Rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 9,681	$ 6,175
Average exchange rate	0.0016	0.0009
More than 12 | Aluminum price contracts | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
More than 12 | Average price (USD/Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	0	0
More than 12 | Sugar (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 468	$ 769
More than 12 | Average price (USD cent/Lb) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	17.14	14.74
More than 12 | PX+MEG (in millions of pesos) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
More than 12 | Average price (USD /Ton) | Commodities risk
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		0